Operating Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Operating Leases (Tables) [Line Items]
Schedule of supplemental balance sheet information
	December 31, 2020	December 31, 2019
Operating lease right-of-use lease asset	$624,157	$624,157
Accumulated amortization	(122,330)	(59,077)
Net balance	$501,827	$565,080

Lease liability, current portion	$67,725	$63,253
Lease liability, long term	434,102	501,827
Total operating lease liabilities	$501,827	$565,080

Weighted Average Remaining Lease Term – operating leases	74 months	86 months

Weighted Average Discount Rate – operating leases	6.85%	6.85%

Supplemental balance sheet information related to leases
December 31, 2020
Operating lease right-of-use lease asset	$373,916
Accumulated amortization	(15,931)
Net balance	$357,985

Lease liability, current portion	66,803
Lease liability, long term	291,182
Total operating lease liabilities	$357,985

Weighted Average Remaining Lease Term – operating leases	44 months

Weighted Average Discount Rate – operating leases	5.50%

Schedule of future minimum lease payments
2021 (4th quarter of 2021)	$35,885
2022	143,541
2023	143,541
2024	143,541
2025	143,541
2026	143,541
2027	107,656
Total lease payments	$861,246

Neese [Member]
Operating Leases (Tables) [Line Items]
Schedule of future minimum lease payments
For the Years Ended
2021	$100,000
2022	100,000
2023	100,000
2024	100,000
2025	100,000
Thereafter	116,667
Total lease payments	616,667
Less imputed interest	(114,840)
Maturities of lease liabilities	$501,827

Goedeker [Member]
Operating Leases (Tables) [Line Items]
Schedule of future minimum lease payments
For the Years Ended
2021	$84,840
2022	86,520
2023	87,385
2023	89,116
2025	59,410
Total lease payments	407,271
Less imputed interest	(49,286)
Maturities of lease liabilities	$357,985